Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents	$ 18,118,456	$ 20,192,460
Restricted cash	4,410,489	769,233
Accounts receivable, net of allowance for credit losses of $1,003,514 and $2,391,641, respectively	18,713,342	22,630,275
Notes receivable, net	7,901,784	7,661,035
Inventories	23,312,978	26,706,629
Advances to suppliers, net	3,622,162	2,105,902
Advances to suppliers, net – related parties	692,485
Other receivables, net	700,513	171,182
Total current assets	77,472,209	80,236,716
Property, plant and equipment, net	8,047,615	5,354,997
Land use rights, net	4,373,158	4,312,349
Long-term investments	13,012,340	12,515,817
Deferred tax assets	550,874	392,713
Other noncurrent assets, net	138,335	198,194
TOTAL ASSETS	103,594,531	103,010,786
Current liabilities:
Accounts payable	1,889,342	3,434,031
Accrued expenses and other current liabilities	2,153,227	1,946,325
Notes payable	13,337,893	1,632,401
Advance from customers	1,548,151	2,393,021
Advance from customers - related parties	5,650	1,015,696
Short-term borrowings	1,249,765	4,442,870
Long-term borrowings - current portion		43,860
Tax payable	3,644,165	4,009,849
Total current liabilities	23,828,193	22,610,447
Long-term borrowings		5,398,849
Deferred government grants - noncurrent portion	1,139,991
TOTAL LIABILITIES	25,277,092	28,326,976
COMMITMENTS AND CONTIGENCIES
Shareholders’ equity:
Common stock, $0.0002 par value, 250,000,000 shares authorized, 14,279,182 and 14,259,182 shares issued and outstanding, respectively	2,856	2,852
Additional paid-in capital	67,329,705	67,280,709
Statutory surplus reserves	919,978	874,518
Retained earnings	7,704,459	6,679,692
Accumulated other comprehensive (loss) income	2,046,228	(428,779)
Total equity attributable to Huadi International Group Co., Ltd.	78,003,226	74,408,992
Equity attributable to non-controlling interests	314,213	274,818
Total shareholders’ equity	78,317,439	74,683,810
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	103,594,531	103,010,786
Related Party
Current liabilities:
Accounts payable - related parties		3,692,394
Due to related parties - noncurrent portion	$ 308,908	$ 317,680